Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
March 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—90.0%
		Communication Services—5.9%
118,397	[1]	Altice USA, Inc.	$ 309,016
142,806	[1]	CarGurus, Inc.	3,295,963
13,835		Electronic Arts, Inc.	1,835,489
22,908	[1]	Live Nation Entertainment, Inc.	2,422,979
3,248	[1]	Madison Square Garden Spinco	127,354
7,392	[1]	Match Group, Inc.	268,182
2,712	[1]	Meta Platforms, Inc.	1,316,893
20,092	[1]	Pinterest, Inc.	696,590
5,461		Shutterstock, Inc.	250,168
40,554	[1]	Spotify Technology S.A.	10,702,201
18,727	[1]	Yelp, Inc.	737,844
188,431	[1]	ZoomInfo Technologies, Inc.	3,020,549
		TOTAL	24,983,228
		Consumer Discretionary—12.0%
23,127	[1]	1-800-FLOWERS.COM, Inc.	250,465
110,908		Advance Auto Parts, Inc.	9,437,162
10,942	[1]	Airbnb, Inc.	1,804,992
16,679	[1]	Carvana Co.	1,466,251
32,383	[1]	Cava Group, Inc.	2,268,429
23,426	[1]	Chegg, Inc.	177,335
24,186	[1]	DoorDash, Inc.	3,330,896
37,185	[1]	DraftKings, Inc.	1,688,571
18,292	[1]	Duolingo, Inc.	4,034,849
27,374	[1]	Expedia Group, Inc.	3,770,768
25,289		Ford Motor Co.	335,838
107,599		Gap (The), Inc.	2,964,352
13,202		General Motors Co.	598,711
3,423	[1]	Lululemon Athletica, Inc.	1,337,195
702		Murphy USA, Inc.	294,278
27,613	[1]	PlayAGS, Inc.	247,965
26,694		PVH Corp.	3,753,443
56,327	[1]	Revolve Group, Inc.	1,192,443
18,019	[1]	Royal Caribbean Cruises, Ltd.	2,504,821
78,117	[1]	Stitch Fix, Inc.	206,229
3,409		Tapestry, Inc.	161,859
151,665	[1]	Under Armour, Inc., Class A	1,119,288
36,552		V.F. Corp.	560,708
20,420		Wingstop, Inc.	7,481,888
66,870	[1]	WW International, Inc.	123,710
		TOTAL	51,112,446
		Consumer Staples—3.6%
17,594		Albertsons Cos., Inc.	377,215
8,862	[1]	Bellring Brands, Inc.	523,124
8,618		Bunge Global S.A.	883,517
14,685		Colgate-Palmolive Co.	1,322,384
499		Costco Wholesale Corp.	365,582
16,751	[1]	elf Beauty, Inc.	3,283,699

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
37,240	[1]	Hain Celestial Group, Inc.	$ 292,706
35,988		Kroger Co.	2,055,995
5,430		Lamb Weston Holdings, Inc.	578,458
36,382	[1]	Maplebear, Inc.	1,356,685
18,485		PepsiCo, Inc.	3,235,060
9,618		Spectrum Brands Holdings, Inc.	856,098
		TOTAL	15,130,523
		Energy—2.2%
25,582		CONSOL Energy, Inc.	2,142,748
15,267		Devon Energy Corp.	766,098
10,101		Marathon Petroleum Corp.	2,035,352
43,733	[1]	Oceaneering International, Inc.	1,023,352
27,466	[1]	Propetro Holding Corp.	221,925
17,568		SM Energy Co.	875,765
19,925	[1]	Weatherford International PLC	2,299,744
		TOTAL	9,364,984
		Financials—11.5%
16,096		Ameriprise Financial, Inc.	7,057,130
11,416		Apollo Global Management, Inc.	1,283,729
2,876		Assurant, Inc.	541,378
24,444		Bank of New York Mellon Corp.	1,408,463
2,589		Cboe Global Markets, Inc.	475,677
17,067	[1]	Coinbase Global, Inc.	4,524,803
13,780		Corebridge Financial, Inc.	395,900
58,340	[1]	Green Dot Corp.	544,312
19,162		Interactive Brokers Group, Inc., Class A	2,140,587
110,362		Jackson Financial, Inc.	7,299,343
112,546	[1]	LendingClub Corp.	989,279
16,767	[1]	LendingTree, Inc.	709,915
30,260		Live Oak Bancshares, Inc.	1,256,093
1,525		MSCI, Inc., Class A	854,686
6,828		Northern Trust Corp.	607,146
87,408	[1]	Open Lending	547,174
23,265	[1]	PayPal Holdings, Inc.	1,558,522
17,128		Principal Financial Group, Inc.	1,478,318
34,176		PROG Holdings, Inc.	1,177,022
57,158		Prudential Financial, Inc.	6,710,349
2,306	[1]	Ryan Specialty Group Holdings, Inc.	127,983
7,365		State Street Corp.	569,462
203,638	[1]	StoneCo Ltd.	3,382,427
13,453		The Travelers Cos., Inc.	3,096,074
3,145	[1]	Triumph Financial, Inc.	249,461
		TOTAL	48,985,233
		Health Care—13.6%
60,394		AbbVie, Inc.	10,997,747
126,801	[1]	Adaptive Biotechnologies Corp.	407,031
12,228	[1]	Agios Pharmaceuticals, Inc.	357,547
28,560	[1]	Alector, Inc.	171,931
10,831	[1]	Align Technology, Inc.	3,551,702
5,765	[1]	Alkermes, Inc.	156,059
8,870		Amgen, Inc.	2,521,918
8,832		Baxter International, Inc.	377,480

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
15,041	[1]	Biogen, Inc.	$ 3,243,291
31,476	[1]	CareDx, Inc.	333,331
31,944	[1]	Centene Corp.	2,506,965
48,606	[1]	Community Health Systems, Inc.	170,121
120,477	[1]	Elanco Animal Health, Inc.	1,961,366
2,458		Eli Lilly & Co.	1,912,226
37,593	[1]	Fulgent Genetics, Inc.	815,768
9,235	[1]	GE HealthCare Technologies, Inc.	839,554
65,905		Gilead Sciences, Inc.	4,827,541
6,361	[1]	Illumina, Inc.	873,493
78,725	[1]	Incyte Genomics, Inc.	4,484,963
88,848	[1]	Inmode Ltd.	1,920,005
6,354		Johnson & Johnson	1,005,139
3,397		McKesson Corp.	1,823,679
16,310		Merck & Co., Inc.	2,152,104
3,950	[1]	Molina Healthcare, Inc.	1,622,778
9,551	[1]	Myriad Genetics, Inc.	203,627
130,247	[1]	NeoGenomics, Inc.	2,047,483
45,850	[1]	Nevro Corp.	662,074
45,383	[1]	Novavax, Inc.	216,931
42,366	[1]	Omnicell, Inc.	1,238,358
22,385	[1]	Privia Health Group, Inc.	438,522
499	[1]	Regeneron Pharmaceuticals, Inc.	480,283
94,932	[1]	Teladoc Health, Inc.	1,433,473
4,673	[1]	Vertex Pharmaceuticals, Inc.	1,953,361
		TOTAL	57,707,851
		Industrials—9.6%
45,320	[1]	3D Systems Corp.	201,221
3,207		AGCO Corp.	394,525
32,402		Allison Transmission Holdings, Inc.	2,629,746
14,133		Apogee Enterprises, Inc.	836,674
31,969	[1]	Astronics Corp.	608,690
3,831	[1]	Atkore, Inc.	729,269
18,204	[1]	BlueLinx Holdings, Inc.	2,370,889
3,518	[1]	Builders Firstsource, Inc.	733,679
3,916		Caterpillar, Inc.	1,434,940
47,840	[1]	Core & Main, Inc.	2,738,840
15,718	[1]	Dayforce, Inc.	1,040,689
10,042	[1]	DXP Enterprises, Inc.	539,557
19,218	[1]	Fluence Energy, Inc.	333,240
7,889	[1]	Generac Holdings, Inc.	995,118
7,023	[1]	GMS, Inc.	683,619
13,157		Masco Corp.	1,037,824
100,863	[1]	NEXTracker, Inc.	5,675,561
15,842	[1]	Parsons Corp.	1,314,094
8,398		Paychex, Inc.	1,031,274
56,606		Pitney Bowes, Inc.	245,104
24,438	[1]	Proto Labs, Inc.	873,658
991		Rockwell Automation, Inc.	288,708
34,037	[1]	SkyWest, Inc.	2,351,276
1,065		Trane Technologies PLC	319,713
1,935	[1]	Transdigm Group, Inc.	2,383,146

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
70,777	[1]	Uber Technologies, Inc.	$ 5,449,121
502		United Rentals, Inc.	361,997
3,480		Vertiv Holdings Co.	284,212
23,724	[1]	XPO, Inc.	2,895,040
		TOTAL	40,781,424
		Information Technology—20.7%
90,148	[1]	AppLovin Corp.	6,240,045
11,635	[1]	Arista Networks, Inc.	3,373,917
25,379	[1]	Braze, Inc.	1,124,290
45,798	[1]	Cerence, Inc.	721,319
19,281	[1]	Clear Secure, Inc.	410,107
24,781	[1]	Crowdstrike Holdings, Inc.	7,944,541
6,373	[1]	DocuSign, Inc.	379,512
25,214	[1]	Dynatrace Holdings LLC	1,170,938
24,592	[1]	Enphase Energy, Inc.	2,975,140
4,846	[1]	F5, Inc.	918,753
4,827	[1]	FormFactor, Inc.	220,256
31,729	[1]	Freshworks, Inc.	577,785
12,384	[1]	Gitlab, Inc.	722,235
45,298	[1]	GoDaddy, Inc.	5,375,967
1,757	[1]	Guidewire Software, Inc.	205,059
5,245	[1]	HubSpot, Inc.	3,286,307
6,973	[1]	Intapp, Inc.	239,174
2,544		KLA Corp.	1,777,162
16,057	[1]	Kyndryl Holdings, Inc.	349,400
43,236	[1]	LiveRamp Holdings, Inc.	1,491,642
6,940	[1]	MaxLinear, Inc.	129,570
12,913		Microchip Technology, Inc.	1,158,425
140,301	[1]	Nutanix, Inc.	8,659,378
19,679	[1]	ON Semiconductor Corp.	1,447,390
96,754		Pegasystems, Inc.	6,254,179
16,973	[1]	Procore Technologies, Inc.	1,394,671
5,774	[1]	Pure Storage, Inc.	300,190
49,196	[1]	Q2 Holdings, Inc.	2,585,742
10,931	[1]	Qorvo, Inc.	1,255,207
20,960		Qualcomm, Inc.	3,548,528
6,725	[1]	Qualys, Inc.	1,122,201
21,034	[1]	RingCentral, Inc.	730,721
2,298	[1]	ServiceNow, Inc.	1,751,995
4,880		Skyworks Solutions, Inc.	528,602
13,173	[1]	Squarespace, Inc.	480,024
15,878	[1]	Synaptics, Inc.	1,549,058
12,241		TD SYNNEX Corp.	1,384,457
94,697	[1]	Varonis Systems, Inc.	4,466,857
6,914	[1]	Workday, Inc.	1,885,794
42,777	[1]	Zoom Video Communications, Inc.	2,796,332
25,661	[1]	Zscaler, Inc.	4,943,078
		TOTAL	87,875,948
		Materials—4.5%
91,967	[1]	Axalta Coating Systems Ltd.	3,162,745
30,178	[1]	Knife River Corp.	2,446,832
4,143		Koppers Holdings, Inc.	228,569

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
12,692		LyondellBasell Industries NV	$ 1,298,138
196,095		Mosaic Co./The	6,365,244
10,355		PPG Industries, Inc.	1,500,439
18,394		Steel Dynamics, Inc.	2,726,543
28,945	[1]	Summit Materials, Inc.	1,290,079
		TOTAL	19,018,589
		Real Estate—3.6%
155,706		Kilroy Realty Corp.	5,672,369
20,808		Macerich Co. (The)	358,522
79,278	[1]	Redfin Corp.	527,199
83,336		SL Green Realty Corp.	4,594,314
58,282		Vornado Realty Trust, LP	1,676,773
46,820	[1]	Zillow Group, Inc.	2,240,805
		TOTAL	15,069,982
		Utilities—2.8%
7,481		Constellation Energy Corp.	1,382,863
149,006		Vistra Corp.	10,378,268
		TOTAL	11,761,131
		TOTAL COMMON STOCKS (IDENTIFIED COST $289,097,879)	381,791,339
		INVESTMENT COMPANY—6.0%
25,493,993		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.37%[2] (IDENTIFIED COST $25,498,236)	$25,496,542
		TOTAL INVESTMENT IN SECURITIES—96.0% (IDENTIFIED COST $314,596,115)	407,287,881
		OTHER ASSETS AND LIABILITIES - NET—4.0%[3]	16,857,956
		TOTAL NET ASSETS—100%	$424,145,837
SECURITIES SOLD SHORT—(78.7)%
Shares			Value
		Communication Services—(6.0)%
4,396		ATN International, Inc.	$ 138,496
9,603	[1]	Charter Communications, Inc.	2,790,920
35,672	[1]	E.W. Scripps Co.	140,191
35,009	[1]	Frontier Communications Parent, Inc.	857,721
48,392	[1]	Liberty Media Corp-Liberty SiriusXM	1,437,726
155,066	[1]	Magnite, Inc.	1,666,960
14,101		Sinclair, Inc.	189,940
20,241	[1]	Take-Two Interactive Software, Inc.	3,005,586
84,802	[1]	TKO Group Holdings, Inc.	7,327,741
43,615	[1]	Trade Desk, Inc./The	3,812,823
82,689	[1]	Vimeo Holdings, Inc.	338,198
30,851		Walt Disney Co.	3,774,928
		TOTAL	25,481,230
		Consumer Discretionary—(10.3)%
33,820	[1]	CarMax, Inc.	2,946,060
43,067		Churchill Downs, Inc.	5,329,541
9,681	[1]	Crocs, Inc.	1,392,128
51,143	[1]	Dave & Buster’s Entertainment, Inc.	3,201,552
3,625	[1]	Etsy, Inc.	249,110
22,361	[1]	Floor & Decor Holdings, Inc.	2,898,433
20,235	[1]	Fox Factory Holding Corp.	1,053,636

Shares			Value
		Consumer Discretionary—continued
30,307		Garmin Ltd.	$ 4,511,803
17,760	[1]	G-III Apparel Group Ltd.	515,218
3,048	[1]	Grand Canyon Education, Inc.	415,168
7,707	[1]	Hilton Grand Vacations, Inc.	363,848
3,361		Home Depot, Inc.	1,289,280
6,785		Lithia Motors, Inc.	2,041,335
24,869		LKQ Corp.	1,328,253
64,310	[1]	Peloton Interactive, Inc.	275,568
8,125	[1]	Planet Fitness, Inc.	508,869
689	[1]	RH	239,951
76,086	[1]	Rivian Automotive, Inc.	833,142
59,973	[1]	Tesla, Inc.	10,542,654
66,510	[1]	The RealReal, Inc.	260,054
4,510		Tractor Supply Co.	1,180,357
1,074		Vail Resorts, Inc.	239,319
70,748	[1]	Victoria’s Secret & Co.	1,371,096
10,716	[1]	Wayfair, Inc.	727,402
		TOTAL	43,713,777
		Consumer Staples—(2.0)%
2,710	[1]	Dollar Tree, Inc.	360,837
21,918	[1]	Freshpet, Inc.	2,539,419
25,628		Reynolds Consumer Products, Inc.	731,936
79,329		Tyson Foods, Inc., Class A	4,658,992
		TOTAL	8,291,184
		Energy—(2.2)%
32,462	[1]	Antero Resources Corp.	941,398
7,148	[1]	DMC Global, Inc.	139,315
66,284		Enviva, Inc.	29,172
20,093	[1]	Green Plains, Inc.	464,550
134,089		New Fortress Energy, Inc.	4,101,782
58,447		Sitio Royalties Corp.	1,444,810
21,596		Targa Resources, Inc.	2,418,536
		TOTAL	9,539,563
		Financials—(9.0)%
4,326		Ameris Bancorp	209,292
19,356		Bank of America Corp.	733,980
32,185	[1]	BGC Group, Inc.	250,077
74,521		Blackstone, Inc.	9,789,824
20,899	[1]	Cannae Holdings, Inc.	464,794
82,577		Charles Schwab Corp.	5,973,620
46,571		Citigroup, Inc.	2,945,150
16,523		Citizens Financial Group, Inc.	599,620
36,950		Comerica, Inc.	2,031,881
2,671		Erie Indemnity Co.	1,072,593
27,918		Fidelity National Information Services, Inc.	2,070,957
14,666		First Interstate BancSystem, Inc., Class A	399,062
22,962		Glacier Bancorp, Inc.	924,909
1,712	[1]	GoHealth, Inc.	17,993
15,075	[1]	PRA Group, Inc.	393,156
29,668		Redwood Trust, Inc.	188,985
14,490		SEI Investments Co.	1,041,831
9,222	[1]	StoneX Group, Inc.	647,938
38,886		Truist Financial Corp.	1,515,776

Shares			Value
		Financials—continued
35,598		U.S. Bancorp	$ 1,591,231
125,303	[1]	Upstart Holdings, Inc.	3,369,398
16,504		Webster Financial Corp. Waterbury	837,889
5,941		Wells Fargo & Co.	344,340
10,213		Western Alliance Bancorp	655,572
		TOTAL	38,069,868
		Health Care—(11.3)%
47,384	[1]	10X Genomics, Inc.	1,778,322
48,493	[1]	AdaptHealth Corp.	558,154
126,067	[1]	agilon health, Inc.	769,009
16,799	[1]	Akero Therapeutics, Inc.	424,343
76,516	[1]	Apellis Pharmaceuticals, Inc.	4,497,610
48,618	[1]	Arrowhead Pharmaceuticals, Inc.	1,390,475
41,194	[1]	Axsome Therapeutics, Inc.	3,287,281
9,317		Bio-Techne Corp.	655,824
21,113	[1]	Cryoport, Inc.	373,700
11,174	[1]	Cytokinetics, Inc.	783,409
1,949		Danaher Corp.	486,704
36,799	[1]	Evolent Health, Inc.	1,206,639
56,454	[1]	Guardant Health, Inc.	1,164,646
14,073	[1]	HealthEquity, Inc.	1,148,779
80,986	[1]	Heron Therapeutics, Inc.	224,331
1,100		Humana, Inc.	381,392
10,770	[1]	Inspire Medical Systems, Inc.	2,313,288
28,966	[1]	Intellia Therapeutics, Inc.	796,855
5,786	[1]	Intuitive Surgical, Inc.	2,309,135
6,576	[1]	iRhythm Technologies, Inc.	762,816
62,469	[1]	Karyopharm Therapeutics, Inc.	94,328
49,645	[1]	Kodiak Sciences, Inc.	261,133
4,685	[1]	Lantheus Holdings, Inc.	291,594
8,155	[1]	Madrigal Pharmaceuticals, Inc.	2,177,711
36,227	[1]	Masimo Corp.	5,319,935
30,603	[1]	Moderna, Inc.	3,261,056
45,200	[1]	Neogen Corp.	713,256
31,540	[1]	Outset Medical, Inc.	70,019
8,003	[1]	PetIQ, Inc.	146,295
40,944	[1]	PTC Therapeutics, Inc.	1,191,061
217,467	[1]	R1 RCM, Inc.	2,800,975
12,788	[1]	Schrodinger, Inc.	345,276
1,844	[1]	Shockwave Medical, Inc.	600,462
18,427	[1]	Silk Road Medical, Inc.	337,583
35,953	[1]	Sotera Health Topco, Inc.	431,796
1,330		Thermo Fisher Scientific, Inc.	773,009
30,742	[1]	TransMedics Group, Inc.	2,273,063
14,218	[1]	Ultragenyx Pharmaceutical, Inc.	663,838
1,905		West Pharmaceutical Services, Inc.	753,828
		TOTAL	47,818,930
		Industrials—(7.7)%
2,882	[1]	Aerovironment, Inc.	441,753
77,492		Air Lease Corp.	3,986,188
20,533	[1]	Air Transport Services Group, Inc.	282,534
13,415	[1]	Ameresco, Inc.	323,704
44,102		Avis Budget Group, Inc.	5,400,731

Shares			Value
		Industrials—continued
6,128	[1]	Boeing Co.	$ 1,182,643
22,991	[1]	Chart Industries, Inc.	3,787,078
17,902		Concentrix Corp.	1,185,470
64,315	[1]	Copart, Inc.	3,725,125
147,370	[1]	Driven Brands Holdings, Inc.	2,326,972
19,570		Fastenal Co.	1,509,630
2,965	[1]	FTI Consulting, Inc.	623,510
4,827	[1]	Kirby Corp.	460,110
10,154	[1]	Mastec, Inc.	946,860
17,205	[1]	Mercury Systems, Inc.	507,548
644		Old Dominion Freight Lines, Inc.	141,236
13,642	[1]	Paycom Software, Inc.	2,714,894
38,960	[1]	Shoals Technologies Group, Inc.	435,573
160,158	[1]	SunRun, Inc.	2,110,882
10,804	[1]	Vicor Corp.	413,145
		TOTAL	32,505,586
		Information Technology—(17.7)%
5,337	[1]	Adobe, Inc.	2,693,050
45,338	[1]	Advanced Micro Devices, Inc.	8,183,056
102,455	[1]	Allegro MicroSystems, Inc.	2,762,187
17,303	[1]	Appian Corp.	691,255
34,219	[1]	Asana, Inc.	530,052
32,253	[1]	Aspen Technology, Inc.	6,878,920
42,478	[1]	Bill.Com Holdings, Inc.	2,919,088
1,304		Broadcom, Inc.	1,728,335
123,811	[1]	Confluent, Inc.	3,778,712
40,885		Entegris, Inc.	5,745,978
5,240	[1]	Five9, Inc.	325,456
16,521	[1]	Globalfoundries, Inc.	860,909
26,434	[1]	Impinj, Inc.	3,394,390
30,699		Intel Corp.	1,355,975
5,563	[1]	Lattice Semiconductor Corp.	435,193
10,728	[1]	Lumentum Holdings, Inc.	507,971
36,370		Marvell Technology, Inc.	2,577,906
16,693		MKS Instruments, Inc.	2,220,169
697	[1]	MongoDB, Inc.	249,972
64,427	[1]	nCino, Inc.	2,408,281
21,581	[1]	Palo Alto Networks, Inc.	6,131,810
20,981	[1]	Par Technology Corp.	951,698
13,558	[1]	PTC, Inc.	2,561,648
23,724	[1]	Riot Blockchain, Inc.	290,382
4,498	[1]	Sitime Corp.	419,349
2,467	[1]	Super Micro Computer, Inc.	2,491,744
360	[1]	Synopsys, Inc.	205,740
8,988	[1]	Trimble, Inc.	578,468
2,530	[1]	Twilio, Inc.	154,709
17,493		Ubiquiti Networks, Inc.	2,026,564
224,205	[1]	Unity Software, Inc.	5,986,273
23,036	[1]	Veeco Instruments, Inc.	810,176
33,051	[1]	ViaSat, Inc.	597,893
51,373	[1]	Wolfspeed, Inc.	1,515,503
48,865	[1]	Yext, Inc.	294,656
		TOTAL	75,263,468

Shares			Value
		Materials—(5.4)%
35,773		Air Products & Chemicals, Inc.	$ 8,666,725
141,277		Alcoa Corp.	4,773,750
5,537		Carpenter Technology Corp.	395,452
7,981		Celanese Corp.	1,371,615
41,963		Corteva, Inc.	2,420,006
40,303		Dow, Inc.	2,334,753
70,919	[1]	MP Materials Corp.	1,014,142
5,136		Quaker Chemical Corp.	1,054,164
23,092		Sealed Air Corp.	859,022
		TOTAL	22,889,629
		Real Estate—(4.3)%
7,491		Americold Realty Trust, Inc.	186,676
20,441	[1]	CoStar Group, Inc.	1,974,601
8,739		Digital Realty Trust, Inc.	1,258,765
66,304		Extra Space Storage, Inc.	9,746,688
173,008		Healthcare Realty Trust, Inc.	2,448,063
13,795	[1]	Howard Hughes Holdings, Inc.	1,001,793
7,551		Realty Income Corp.	408,509
20,478		Ventas, Inc.	891,612
4,568		WP Carey, Inc.	257,818
		TOTAL	18,174,525
		Utilities—(2.8)%
8,418		Brookfield Renewable Corp.	206,830
50,947		Dominion Energy, Inc.	2,506,083
36,007		EverSource Energy	2,152,138
79,577		NextEra Energy, Inc.	5,085,766
14,526		NRG Energy, Inc.	983,265
2,319		Sempra Energy	166,574
7,951		Southwest Gas Holdings, Inc.	605,310
23,810	[1]	Sunnova Energy International, Inc.	145,955
		TOTAL	11,851,921
		Total Securities Sold Short (PROCEEDS $306,683,988)	$333,599,681
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2023	$17,374,947
Purchases at Cost	$76,617,426
Proceeds from Sales	$(68,486,904)
Change in Unrealized Appreciation/Depreciation	$(4,620)
Net Realized Gain/(Loss)	$(4,307)
Value as of 3/31/2024	$25,496,542
Shares Held as of 3/31/2024	25,493,993
Dividend Income	$293,738

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At March 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.